Investment Portfolioas of July 31, 2022 (Unaudited)
DWS Emerging Markets Fixed Income Fund
	Principal Amount ($)	Value ($)

Bonds 95.9%
Angola 3.2%
Republic of Angola:
REG S, 8.0%, 11/26/2029	1,000,000	800,114
REG S, 8.25%, 5/9/2028	1,000,000	837,620
(Cost $1,452,808)		1,637,734
Argentina 1.2%
Republic of Argentina:
1.0%, 7/9/2029	25,677	5,992
Step-Up Coupon, 1.5% to 7/9/2023, 3.625% to 7/9/2024, 4.125% to 7/9/2027, 4.375% to 7/9/2028, 5.0% to 7/9/2046	2,690,000	604,122
(Cost $1,236,440)		610,114
Azerbaijan 1.3%
State Oil Co. of the Azerbaijan Republic, REG S, 6.95%, 3/18/2030 (Cost $727,081)	700,000	679,000
Bahrain 2.1%
Kingdom of Bahrain, 144A, 6.75%, 9/20/2029	600,000	585,269
The Oil & Gas Holding Co. B.S.C., 144A, 7.5%, 10/25/2027	500,000	493,444
(Cost $1,043,018)		1,078,713
Belarus 0.3%
Belarus Development Bank, 144A, 6.75%, 5/2/2024	500,000	54,585
Republic of Belarus, 144A, 5.875%, 2/24/2026	1,000,000	121,990
(Cost $1,478,943)		176,575
China 1.6%
Country Garden Holdings Co., Ltd.:
REG S, 5.125%, 1/14/2027	500,000	171,250
REG S, 7.25%, 4/8/2026	1,000,000	361,279
Kaisa Group Holdings Ltd., REG S, 11.95%, 11/12/2023* (a)	800,000	82,000
Shimao Group Holdings Ltd.:
REG S, 4.75%, 7/3/2022* (a)	900,000	103,966
REG S, 5.6%, 7/15/2026*	500,000	46,250
REG S, 6.125%, 2/21/2024*	700,000	61,048
(Cost $4,363,225)		825,793
Colombia 5.2%
Colombia Government International Bond, 4.5%, 3/15/2029	1,300,000	1,175,900
Ecopetrol SA, 6.875%, 4/29/2030	1,500,000	1,430,295
(Cost $2,823,585)		2,606,195

Dominican Republic 3.2%
Dominican Republic International Bond:
REG S, 4.5%, 1/30/2030	1,000,000	863,382
REG S, 6.0%, 7/19/2028	800,000	770,242
(Cost $1,720,979)		1,633,624
Ecuador 2.5%
Ecuador Government International Bond:
144A, Zero Coupon, 7/31/2030	79,448	33,473
144A, Step-Up Coupon, 0.5% to 7/31/2022, 1.5% to 7/31/2023, 2.5% to 7/31/2024, 5.0% to 7/31/2026, 5.5% to 7/31/2027, 6.0% to 7/31/2028, 6.5% to 7/31/2029, 6.9% to 7/31/2040	1,817,800	747,989
144A, Step-Up Coupon, 1.0% to 7/31/2022, 2.5% to 7/31/2023, 3.5% to 7/31/2024, 5.5% to 7/31/2025, 6.9% to 7/31/2035	693,420	313,492
144A, Step-Up Coupon, 5.0% to 7/31/2022, 5.5% to 7/31/2023, 6.0% to 7/31/2024, 6.9% to 7/31/2030	264,600	158,591
(Cost $1,777,249)		1,253,545
Egypt 4.2%
Egypt Government International Bond:
REG S, 7.5%, 1/31/2027	1,500,000	1,094,370
REG S, 7.6%, 3/1/2029	1,500,000	1,038,642
(Cost $3,216,306)		2,133,012
Ethiopia 0.4%
Federal Republic of Ethiopia, REG S, 6.625%, 12/11/2024 (Cost $393,976)	400,000	204,440
Ghana 4.0%
Republic of Ghana:
144A, 8.125%, 1/18/2026	1,800,000	1,198,836
REG S, 10.75%, 10/14/2030	1,000,000	805,120
(Cost $2,942,814)		2,003,956
Hungary 1.3%
Hungary Government International Bond, REG S, 3.125%, 9/21/2051 (Cost $652,609)	1,000,000	680,060
Israel 1.0%
Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/2023 (Cost $475,921)	500,000	490,000
Ivory Coast 4.1%
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028 (b) (Cost $2,278,084)	2,300,000	2,071,794
Kazakhstan 2.4%
Development Bank of Kazakhstan JSC, REG S, 2.95%, 5/6/2031	1,000,000	741,150
KazMunayGas National Co. JSC, REG S, 4.75%, 4/19/2027	500,000	447,090
(Cost $1,550,638)		1,188,240
Kenya 3.6%
Republic of Kenya:
REG S, 7.0%, 5/22/2027	500,000	372,500
144A, 7.25%, 2/28/2028	1,000,000	720,680
REG S, 8.0%, 5/22/2032	1,000,000	702,740
(Cost $2,292,068)		1,795,920

Malaysia 1.9%
1MDB Global Investments Ltd., REG S, 4.4%, 3/9/2023 (Cost $986,260)	1,000,000	960,000
Mexico 5.8%
Comision Federal De Electricidad, 144A, 4.688%, 5/15/2029	800,000	732,000
Petroleos Mexicanos:
5.35%, 2/12/2028	1,000,000	836,910
6.5%, 3/13/2027	1,530,000	1,382,202
(Cost $3,315,898)		2,951,112
Mongolia 0.8%
Mongolia Government International Bond, REG S, 8.75%, 3/9/2024 (Cost $422,682)	400,000	394,014
Morocco 0.9%
Morocco Government International Bond, REG S, 3.0%, 12/15/2032 (Cost $468,000)	600,000	474,475
Namibia 3.8%
Republic of Namibia:
144A, 5.25%, 10/29/2025	1,200,000	1,041,600
REG S, 5.25%, 10/29/2025	1,000,000	868,000
(Cost $2,250,705)		1,909,600
Nigeria 3.6%
Republic of Nigeria:
144A, 6.5%, 11/28/2027	1,860,000	1,396,804
144A, 7.143%, 2/23/2030	570,000	410,355
(Cost $2,409,595)		1,807,159
Oman 2.6%
Oman Government International Bond:
144A, 5.375%, 3/8/2027	300,000	295,668
144A, 5.625%, 1/17/2028	1,000,000	995,802
(Cost $1,305,170)		1,291,470
Pakistan 1.0%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (Cost $1,000,000)	1,000,000	510,000
Panama 1.8%
Panama Government International Bond, 3.16%, 1/23/2030 (Cost $946,229)	1,000,000	903,724
Romania 1.6%
Romanian Government International Bond, REG S, 3.0%, 2/14/2031 (Cost $962,557)	1,000,000	821,664
Russia 0.1%
Vnesheconombank, 144A, 6.8%, 11/22/2025* (Cost $1,447,185)	1,400,000	70,000
Senegal 2.4%
Republic of Senegal, REG S, 6.25%, 5/23/2033 (Cost $1,539,154)	1,500,000	1,198,200
South Africa 4.3%
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028 (Cost $2,461,041)	2,300,000	2,185,460
Sri Lanka 0.5%
Republic of Sri Lanka, 144A, 6.2%, 5/11/2027 (a) (Cost $870,447)	900,000	269,913

Supranational 5.0%
Banque Ouest Africaine de Developpement:
REG S, 4.7%, 10/22/2031	1,400,000	1,148,000
144A, 5.0%, 7/27/2027	1,500,000	1,366,140
(Cost $2,979,935)		2,514,140
Tajikistan 1.9%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (Cost $1,575,000)	1,575,000	944,691
Tunisia 1.1%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025 (Cost $974,159)	1,000,000	538,220
Turkey 11.8%
Export Credit Bank of Turkey, 144A, 6.125%, 5/3/2024	800,000	735,299
Republic of Turkey:
4.25%, 4/14/2026	1,550,000	1,268,182
6.0%, 3/25/2027	1,150,000	964,321
TC Ziraat Bankasi AS, REG S, 5.375%, 3/2/2026	1,700,000	1,384,650
Turkiye Vakiflar Bankasi TAO, REG S, 6.5%, 1/8/2026	1,900,000	1,605,592
(Cost $7,095,507)		5,958,044
Ukraine 0.7%
NAK Naftogaz Ukraine via Kondor Finance PLC, REG S, 7.625%, 11/8/2026	500,000	95,902
State Agency of Roads of Ukraine, REG S, 6.25%, 6/24/2028	1,000,000	172,220
Ukraine Railways Via Rail Capital Markets PLC, REG S, 8.25%, 7/9/2024	500,000	110,000
(Cost $1,969,428)		378,122
Uzbekistan 1.6%
Republic of Uzbekistan International Bond:
REG S, 3.7%, 11/25/2030	500,000	369,560
REG S, 5.375%, 2/20/2029	500,000	435,000
(Cost $1,008,132)		804,560
Venezuela 0.3%
Petroleos de Venezuela SA:
144A, 6.0%, 5/16/2024* (a) (c)	1,750,000	67,341
144A, 9.0%, 11/17/2021* (a) (c)	1,480,000	59,200
(Cost $1,222,980)		126,541
Zambia 0.8%
Republic of Zambia, 144A, 8.5%, 4/14/2024* (a) (Cost $713,772)	700,000	405,342
Total Bonds (Cost $68,349,580)		48,485,166

	Shares	Value ($)

Securities Lending Collateral 1.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.55% (d) (e) (Cost $930,000)	930,000	930,000

Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 1.62% (d) (Cost $950,536)	950,536	950,536

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $70,230,116)	99.6	50,365,702
Other Assets and Liabilities, Net	0.4	204,776
Net Assets	100.0	50,570,478
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2022 are as follows:
Value ($) at 10/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2022	Value ($) at 7/31/2022
Securities Lending Collateral 1.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.55% (d) (e)
453,600	476,400 (f)	—	—	—	317	—	930,000	930,000
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 1.62% (d)
799,156	14,164,043	14,012,663	—	—	2,318	—	950,536	950,536
1,252,756	14,640,443	14,012,663	—	—	2,635	—	1,880,536	1,880,536

*	Non-income producing security.
(a)	Defaulted security or security for which income has been deemed uncollectible.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2022 amounted to $900,800, which is 1.8% of net assets.

(c)	Restricted Security

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Petroleos de Venezuela SA	February 2017	770,230	67,341	0.2
Petroleos de Venezuela SA	November 2017	452,750	59,200	0.1
Total Restricted Securities		1,222,980	126,541	0.3

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

B.S.C.: Bahrain Shareholding Company
JSC: Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

SOC: State Owned Company
Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund's investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund's current prospectus.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Bonds (a)	$—	$48,485,166	$—	$48,485,166
Short-Term Investments (a)	1,880,536	—	—	1,880,536
Total	$1,880,536	$48,485,166	$—	$50,365,702

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEMFIF-PH3
R-080548-1 (1/23)